Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (Loss) Income	$ (2,062)	$ 6,051	$ 14,326
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of premises and equipment	1,143	1,055	642
Amortization and accretion, net	1,453	1,306	1,877
Provision for loan losses	4,900	4,100	2,450
Deferred income tax (benefit) expense	(149)	(1,845)	(341)
Loans originated for sale	(30,137)	(31,950)	(26,142)
Proceeds from sale of loans originated for sale	32,724	30,884	19,433
Gain on sales of loans originated for sale	(1,220)	(887)	(295)
Loss on sale of real estate owned	681	498	345
Loss on donated real estate owned property	128
Loss on sale of property held for investment		(124)
Loss on leasehold improvements on branch closing		592
Write down on real estate owned	965	510
Gain on bargain purchase		(1,162)	(12,582)
Gain on sales of securites held to maturity	(349)	(18)
Gain on sales of SBA loans acquired	(286)
Loss on bulk sale of impaired loans held in portfolio	10,804
Stock compensation expense	24	12
Decrease (increase) in interest receivable	934	649	501
(Increase) decrease in other assets	(5,167)	5,227	(1,207)
Increase (decrease) in accrued interest payable	(24)	26	(239)
Increase in other liabilities	(1,922)	(937)	(1,159)
Net cash provided by operating activities	12,440	14,235	(2,391)
Cash flows from investing activities:
Proceeds from repayments and calls on securities held to maturity	67,489	85,089	156,757
Purchases of securities held to maturity	(57,331)	(95,537)	(104,997)
Proceeds from sales of securities held to maturity	30,584	2,438
Proceeds from sale of SBA loans acquired	10,836
Proceeds from sales of participation interest in loans		4,777	1,708
Proceeds from sales of real estate owned	4,223	2,722	1,260
Proceeds from bulk sale of impaired loans held in portfolio	15,093
Proceeds from sale of property held for investment		511
Purchases of loans	(31,064)	(2,292)
Net (Increase) decrease in loans receivable	(91,105)	10,325	39,551
Additions to premises and equipment	(1,135)	(2,246)	(704)
Improvements to other real estate owned	(59)	(113)	(32)
Purchase of Federal Home Loan Bank of New York stock	833
Redemption of Federal Home Loan Bank of New York stock	633	44	1,869
Cash acquired in acquisition		5,901	22,979
Net cash provided by (used in) investing activities	(52,669)	11,619	118,391
Cash flows from financing activities:
Net decrease in deposits	(36,837)	(20,030)	(13,260)
Repayment of long-term debt	(15,407)		(43,815)
Net change in short term debt	17,000
Purchases of treasury stock	(10,850)	(5,567)	(1,806)
Cash dividend paid	(4,310)	(4,549)	(3,412)
Net proceeds from issuance of common stock	109	237	73
Net proceeds from issuance of preferred stock	8,570
Tax Benefit from exercise of stock options		15
Net cash (used in) financing activities	(41,725)	(29,894)	(62,220)
Net decrease in cash and cash equivalents	(81,954)	(4,040)	53,780
Cash and cash equivalents-begininng	117,087	121,127	67,347
Cash and cash equivalents-ending	35,133	117,087	121,127
Supplemental Cash Flow Information:
Cash paid during the year for: Income taxes	3,979	4,549	2,252
Cash paid during the year for: Interest	11,971	13,271	13,907
Non-cash items:
Transfer of loans to other real estate owned	4,463	7,145	6,887
Loans to facilitate sale of other real estate owned	1,821	942	3,771
Reclassification of loans originated for sale to held to maturity	2,887	1,669	5,707
Reclassification of property held for sale to real estate owned		382
Acquisition of noncash assets and liabilities
Assets acquired		129,235	514,523
Liabilities assumed		$ 127,807	$ 486,275